Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Property, plant and equipment	R$ 24,768.4
Property, plant and equipment	29,224.3	R$ 24,768.4
Property, plant and equipment	29,224.3	24,768.4
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	22,852.9
Effects of movements in foreign exchange in the balance sheet	(81.5)	(1,658.5)
Effects of application of IAS 29 (hyperinflation)	(798.3)	(1,021.8)
Acquisition through business combinations	1.6
Disposals and write-offs	1,589.8	1,662.7
Transfers to other asset categories	43.3	48.2
Property, plant and equipment	26,664.0	22,852.9
Acquisition through business combinations	(1.6)
Property, plant and equipment	26,664.0	22,852.9
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	56,472.6	49,115.0
Effects of movements in foreign exchange in the balance sheet	193.4	3,102.0
Effects of application of IAS 29 (hyperinflation)	2,079.4	1,893.0
Acquisition through business combinations		15.5
Acquisitions	11.1	4,421.9
Disposals and write-offs	7,311.1	(1,692.7)
Transfers to other asset categories	(1,719.9)	(382.1)
Others	(406.5)
Property, plant and equipment	63,941.2	56,472.6
Acquisition through business combinations		(15.5)
Property, plant and equipment	63,941.2	56,472.6
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(33,619.7)	(28,567.3)
Others	(278.2)	(186.6)
Property, plant and equipment	(37,277.2)	(33,619.7)
Depreciation	(4,131.0)	(3,896.4)
Property, plant and equipment	(37,277.2)	(33,619.7)
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,915.5
Effects of movements in foreign exchange in the balance sheet	(24.4)	(49.3)
Transfers to other asset categories	13.4	4.9
Property, plant and equipment	2,560.3	1,915.5
Property, plant and equipment	2,560.3	1,915.5
Write-offs	1,110.3
Write-offs	1,110.3
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,873.0	3,361.1
Effects of movements in foreign exchange in the balance sheet	62.1	149.3
Transfers to other asset categories	(14.0)	(4.0)
Property, plant and equipment	4,442.9	3,873.0
Property, plant and equipment	4,442.9	3,873.0
Additions	2,284.7	366.6
Write-offs	(1,762.9)
Write-offs	(1,762.9)
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,957.5)	(1,332.5)
Property, plant and equipment	(1,882.6)	(1,957.5)
Depreciation	(1,024.4)	(580.6)
Property, plant and equipment	(1,882.6)	(1,957.5)
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	8,391.5
Effects of movements in foreign exchange in the balance sheet	(39.7)	(174.3)
Effects of application of IAS 29 (hyperinflation)	(94.1)	(51.4)
Acquisition through business combinations	0.3
Disposals and write-offs	46.6	7.8
Transfers to other asset categories	36.6	29.8
Property, plant and equipment	9,090.2	8,391.5
Acquisition through business combinations	(0.3)
Property, plant and equipment	9,090.2	8,391.5
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	12,385.1	10,886.9
Effects of movements in foreign exchange in the balance sheet	54.1	724.8
Effects of application of IAS 29 (hyperinflation)	544.2	310.5
Acquisition through business combinations		4.0
Acquisitions	0.9	17.2
Disposals and write-offs	11.3	(23.7)
Transfers to other asset categories	(117.7)	465.4
Others	662.0
Property, plant and equipment	13,539.9	12,385.1
Acquisition through business combinations		(4.0)
Property, plant and equipment	13,539.9	12,385.1
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(3,993.6)	(3,400.6)
Others	(7.1)	(3.1)
Property, plant and equipment	(4,449.7)	(3,993.6)
Depreciation	(398.1)	(401.8)
Property, plant and equipment	(4,449.7)	(3,993.6)
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	10,206.4
Effects of movements in foreign exchange in the balance sheet	(52.4)	(1,205.7)
Effects of application of IAS 29 (hyperinflation)	(557.6)	(670.4)
Acquisition through business combinations	1.1
Disposals and write-offs	1,222.6	1,409.0
Transfers to other asset categories	1.3	(3.6)
Property, plant and equipment	10,884.0	10,206.4
Acquisition through business combinations	(1.1)
Property, plant and equipment	10,884.0	10,206.4
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	34,037.4	29,676.1
Effects of movements in foreign exchange in the balance sheet	129.0	1,811.9
Effects of application of IAS 29 (hyperinflation)	1,170.1	1,160.4
Acquisition through business combinations		9.8
Acquisitions	8.6	514.8
Disposals and write-offs	960.1	(1,422.2)
Transfers to other asset categories	(1,238.4)	2,286.6
Others	2,402.9
Property, plant and equipment	37,469.7	34,037.4
Acquisition through business combinations		(9.8)
Property, plant and equipment	37,469.7	34,037.4
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(23,831.0)	(20,381.7)
Others	(269.0)	(183.2)
Property, plant and equipment	(26,585.7)	(23,831.0)
Depreciation	(3,098.5)	(2,795.4)
Property, plant and equipment	(26,585.7)	(23,831.0)
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,424.3
Effects of movements in foreign exchange in the balance sheet	10.6	(278.5)
Effects of application of IAS 29 (hyperinflation)	(146.6)	(300.0)
Acquisition through business combinations	0.2
Disposals and write-offs	320.6	245.9
Transfers to other asset categories	5.4	22.0
Property, plant and equipment	1,285.1	1,424.3
Acquisition through business combinations	(0.2)
Property, plant and equipment	1,285.1	1,424.3
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	7,219.4	6,367.7
Effects of movements in foreign exchange in the balance sheet	4.3	392.1
Effects of application of IAS 29 (hyperinflation)	216.4	291.8
Acquisition through business combinations		1.7
Acquisitions	0.5	74.3
Disposals and write-offs	45.2	(247.0)
Transfers to other asset categories	(360.4)	338.8
Others	401.5
Property, plant and equipment	7,526.9	7,219.4
Acquisition through business combinations		(1.7)
Property, plant and equipment	7,526.9	7,219.4
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(5,795.1)	(4,785.0)
Others	(2.1)	(0.3)
Property, plant and equipment	(6,241.8)	(5,795.1)
Depreciation	(634.4)	(699.2)
Property, plant and equipment	(6,241.8)	(5,795.1)
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,830.7
Effects of movements in foreign exchange in the balance sheet	0.0	0.0
Effects of application of IAS 29 (hyperinflation)	0.0	0.0
Acquisition through business combinations	(0.0)
Disposals and write-offs	0.0	0.0
Transfers to other asset categories	0.0	0.0
Property, plant and equipment	5,404.7	2,830.7
Acquisition through business combinations	0.0
Property, plant and equipment	5,404.7	2,830.7
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,830.7	2,184.3
Effects of movements in foreign exchange in the balance sheet	6.0	173.2
Effects of application of IAS 29 (hyperinflation)	148.7	130.3
Acquisition through business combinations		0.0
Acquisitions	1.1	3,815.6
Disposals and write-offs	6,294.5	0.2
Transfers to other asset categories	(3.4)	(3,472.9)
Others	(3,872.9)
Property, plant and equipment	5,404.7	2,830.7
Acquisition through business combinations		0.0
Property, plant and equipment	5,404.7	2,830.7
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	0.0	0.0
Others	0.0	0.0
Property, plant and equipment	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment	0.0	0.0
Buildings [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	978.7
Effects of movements in foreign exchange in the balance sheet	(19.3)	(40.9)
Transfers to other asset categories	1.5	3.2
Property, plant and equipment	1,206.0	978.7
Property, plant and equipment	1,206.0	978.7
Write-offs	205.8
Write-offs	205.8
Buildings [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,791.6	1,339.8
Effects of movements in foreign exchange in the balance sheet	51.8	131.8
Transfers to other asset categories	(27.7)	(1.8)
Property, plant and equipment	2,307.2	1,791.6
Property, plant and equipment	2,307.2	1,791.6
Additions	803.9	321.8
Write-offs	(312.4)
Write-offs	(312.4)
Buildings [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(812.9)	(494.5)
Property, plant and equipment	(1,101.2)	(812.9)
Depreciation	(476.3)	(280.7)
Property, plant and equipment	(1,101.2)	(812.9)
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	888.0
Effects of movements in foreign exchange in the balance sheet	(1.5)	(4.5)
Transfers to other asset categories	43.1	0.0
Property, plant and equipment	1,244.4	888.0
Property, plant and equipment	1,244.4	888.0
Write-offs	794.9
Write-offs	794.9
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,905.9	1,865.1
Effects of movements in foreign exchange in the balance sheet	4.0	8.2
Transfers to other asset categories	(76.5)	0.0
Property, plant and equipment	1,915.2	1,905.9
Property, plant and equipment	1,915.2	1,905.9
Additions	1,409.6	32.6
Write-offs	(1,327.8)
Write-offs	(1,327.8)
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,017.9)	(756.9)
Property, plant and equipment	(670.8)	(1,017.9)
Depreciation	(489.4)	(256.5)
Property, plant and equipment	(670.8)	(1,017.9)
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	48.8
Effects of movements in foreign exchange in the balance sheet	(3.6)	(3.9)
Transfers to other asset categories	(31.2)	1.7
Property, plant and equipment	109.9	48.8
Property, plant and equipment	109.9	48.8
Write-offs	109.6
Write-offs	109.6
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	175.5	156.2
Effects of movements in foreign exchange in the balance sheet	6.3	9.3
Transfers to other asset categories	90.2	(2.2)
Property, plant and equipment	220.5	175.5
Property, plant and equipment	220.5	175.5
Additions	71.2	12.2
Write-offs	(122.7)
Write-offs	(122.7)
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(126.7)	(81.1)
Property, plant and equipment	(110.6)	(126.7)
Depreciation	(58.7)	(43.4)
Property, plant and equipment	R$ (110.6)	R$ (126.7)